Convertible Notes and Warrant Liability (Details) - Schedule of Warrant Liability - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Warrant Liability [Abstract]
Balance at the beginning of the year	$ 55	$ 374
Warrants issued during the period		13,446	1,966
Warrants exercised during the period		(3,519)
Change in fair value measurement	(49)	(10,024)	(1,592)
Warrant Liability at the end of the year	$ 6	$ 55	$ 374